Profit and Loss Information - Disclosure of Components of Income Tax Expenses (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Profit And Loss Information
Current tax on losses for the period	$ 9	$ (411)
Adjustment for current tax on prior periods	51
Total current tax expense/(benefit)	60	(411)
Decrease/(increase) in deferred tax asset	701
Income tax benefit for continuing operations	761	(411)
Loss before income tax	(27,968)	(26,505)
Tax at New Zealand tax rate 28%	(7,831)	(7,421)
Tax effect of - permanent differences	75
Tax effect of - adjustments in respect of current tax or prior periods	76
Tax effect of - effects of different tax rates of subsidiaries operating in other jurisdictions	(641)	27
Tax effect of - deferred tax assets relating to the current period not recognised	7,727	7,761
Tax effect of - other	1,355	(777)
Income tax expense/(benefit)	$ 761	$ (411)